Other financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 2,202	€ 2,400	€ 2,622
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	526	586	707
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	868	918	1,005
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	405	480	454
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 403	€ 416	€ 456